Restatement of Previously Issued Carve-out Consolidated Financial Statements	12 Months Ended
Mar. 31, 2024
Restatement Of Previously Issued Carve-out Consolidated Financial Statements
Restatement of Previously Issued Carve-out Consolidated Financial Statements

Note 3 - Restatement of Previously Issued Carve-out Consolidated Financial Statements

In connection with the preparation of the Company’s previously issued carve-out consolidated financial statements as of and for the year ended March 31, 2023, the Company’s management identified certain errors. The identified errors as described below resulted in a) an overstatement of the net income attributable to Aark Singapore Pte. Ltd., an understatement of net income attributable to noncontrolling interest and an overstatement of basic and diluted earnings per share, and b) an understatement of number of issued and paid-up common stock, and resultant overstatement of basic and diluted earnings per share. The Company’s carve-out consolidated financial statements for the year ended March 31, 2023 has been restated in accordance with ASC 250, Accounting Changes and Error Corrections.

a)	an overstatement of the net income attributable to Aark Singapore Pte. Ltd., an understatement of net income attributable to noncontrolling interest and an overstatement of basic and diluted earnings per share (“Restatement no. 1”)

Net income attributable to Aark Singapore Pte. Ltd./ noncontrolling interest

The Company previously considered treasury shares of its subsidiary, in the calculation of the Company’s controlling shareholding and corresponding noncontrolling interest. However, it was subsequently determined that as these shares are not issued yet and available for issuance, they should be excluded from the calculations of share count for accounting purposes. The change resulted in a decrease in the allocation of net income to Aark Singapore Pte. Ltd. and a corresponding increase in the allocation of net income to noncontrolling interest. This resultant change is reflected in the following tables, which summarize the effect of the restatement on the affected financial statement line items within the previously reported carve-out consolidated financial statement for the years ended March 31, 2023 and 2022.

	As Previously Reported		As Adjusted – Restatement no. 1
	March 31, 2023	Restatement Adjustment	March 31, 2023
Carve-out Consolidated Balance Sheet
Net stockholder’s investment and additional paid-in capital	$7,311	$(90)	$7,221
Retained earnings	6,454	(136)	6,318
Accumulated other comprehensive loss	(1,385)	36	(1,349)
Total Aark Singapore Pte. Ltd. stockholder’s equity	$12,380	$(190)	$12,190
Noncontrolling interest	1,089	190	1,279
Total stockholder’s equity	$13,469	$-	$13,469
Total liabilities and stockholder’s equity	$34,397	$-	$34,397

Carve-out Consolidated Statement of Operations
Less: Net income attributable to noncontrolling interest	$221	$39	$260
Net income attributable to Aark Singapore Pte. Ltd.	$1,485	$(39)	$1,446

Carve-out Consolidated Statement of Comprehensive Income
Less: Comprehensive income attributable to noncontrolling interest	$118	$21	$139
Total comprehensive income attributable to Aark Singapore Pte. Ltd.	$762	$(21)	$741

Earnings per share

The Company previously excluded the impact of subsidiary’s vested stock options exercisable for little to no cost for purpose of calculation of basic EPS and also excluded the dilutive impact of vested and unvested stock options of the subsidiary for purpose of calculation of dilutive EPS. The inclusion of these shares in computing the subsidiary’s earnings per share data resulted in a decrease in the consolidated basic and diluted EPS calculations for the years ended March 31, 2023. The following table summarizes the effect of the restatement on the affected financial statement line items within the previously reported carve-out consolidated financial statement for the years ended March 31, 2023.

	As Previously Reported		As Adjusted – Restatement no. 1
	March 31, 2023	Restatement Adjustment	March 31, 2023
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders
Basic	$148,422	$(22,926)	$125,496
Diluted	$148,422	$(23,057)	$125,365

Weighted average common shares outstanding
Basic	10	-	10
Diluted	10	-	10

b)	an understatement of number of issued and paid-up common stock, and resultant overstatement of basic and diluted earnings per share (“Restatement no. 2”)

The Company had approved a stock split of its issued and paid-up common stock at a ratio of 1,000-for-1 effective June 14, 2023 (‘Stock Split’), i.e., subsequent to the latest reported balance sheet but before the release of the carve-out consolidated financial statements. Whilst the total paid up value did not undergo a change; the number of shares, having no par value underwent a change pursuant to the stock split. The Company previously excluded the impact of Stock Split, which is described below.

Number of issued and paid-up common stock

The Stock Split resulted in conversion of 10 pre-split shares of common stock to 10,000 shares of common stock. Consequently, the total issued and paid-up capital of the Company did not undergo a change. As per ASC 505 Equity, Stock Split must be given retroactive effect in the carve-out consolidated balance sheet. As a result of the Stock Split, the Company’s shares and per share data as reflected in the carve-out consolidated financial statements were retroactively restated as if the transaction occurred at the beginning of the earliest periods presented.

Earnings per share

Impact of Stock Split was previously excluded for the purpose of calculation of basic and diluted EPS. As per ASC 260 Earnings per share, if the number of common shares outstanding increases as a result of a stock split, the computations of basic and diluted EPS shall be adjusted retroactively for all periods presented. Accordingly, the inclusion of this Stock Split in computing the earnings per share resulted in a decrease in the basic and diluted EPS calculations for the years ended March 31, 2023. The following table summarizes the effect of the restatement on the affected financial statements line items within the previously reported carve-out consolidated financial statements for the years ended March 31, 2023.

	As previously reported per Restatement no. 1		As Adjusted – Restatement no. 2
	March 31, 2023	Restatement Adjustment	March 31, 2023
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders
Basic	$125,496	$(125,371)	$125
Diluted	$125,365	$(125,240)	$125

Weighted average common shares outstanding
Basic	10	9,990	10,000
Diluted	10	9,990	10,000